UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-4215

DREYFUS PREMIER GNMA FUND, INC. -Dreyfus GNMA Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	04/30
Date of reporting period:	1/31/2011

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus GNMA Fund, Inc.
January 31, 2011 (Unaudited)

	Coupon	Maturity	Principal
bonds and notes--100.9%	Rate (%)	Date	Amount ($)	Value ($)
asset-backed ctfs./home equity loans--.1%
countrywide asset-backed
certificates, ser. 2007-4,
cl. m5	6.92	9/25/37	875,000	112,039
equivantage home equity loan
trust, ser. 1997-1, cl. a4	7.78	3/25/28	225,591a	199,440
ge capital mortgage services,
ser. 1999-he1, cl. a7	6.27	4/25/29	240,440	235,435
				546,914
commercial mortgage pass-through ctfs.--.3%
gs mortgage securities corporation
ii, ser. 2007-eop, cl. f	3.11	3/6/20	2,275,000a,b	2,184,215
residential mortgage pass-through ctfs.--.2%
gsr mortgage loan trust,
ser. 2004-12, cl. 2a2	3.18	12/25/34	1,186,905a	1,015,643
U.S. Government Agencies/Mortgage-Backed--99.5%
Federal Home Loan Mortgage Corp.;
4.00%, 12/1/40			7,889,560c	7,817,356
4.50%, 6/1/39			6,437,852c	6,602,823
5.00%, 3/1/20 - 9/1/39			3,445,069c	3,644,099
Federal National Mortgage Association:
5.00%			17,760,000c,d	18,622,398
6.00%			15,705,000c,d	17,064,472
6.50%			5,660,000c,d	6,299,405
5.00%, 1/1/36 - 5/1/39			8,106,576c	8,544,902
5.50%, 11/1/38 - 9/1/39			14,138,155c	15,187,477
6.00%, 4/1/35			2,663,503c	2,912,195
Gtd. Pass-Through Ctfs.,
Ser. 2003-49, Cl. JE,
3.00%, 4/25/33			620,201c	640,523
Pass-Through Ctfs.,
Ser. 2004-58, Cl. LJ,
5.00%, 7/25/34			2,269,473c	2,344,119
Government National Mortgage Association I:

4.00%	25,610,000d	25,610,000
5.00%	16,505,000d	17,518,506
5.50%	13,250,000d	14,318,281
6.50%	18,805,000d	21,123,318
4.00%, 9/15/24	387,090	402,499
4.50%, 10/15/24 - 10/15/40	100,844,487	105,296,557
5.00%, 10/15/23 - 1/15/40	58,710,832	62,669,465
5.50%, 6/15/20 - 9/15/39	93,754,623	102,161,373
6.00%, 10/15/19 - 9/15/39	42,489,554	46,946,600
6.50%, 2/15/11 - 2/15/39	2,597,958	2,922,557
7.00%, 11/15/22 - 12/15/22	10,472	12,030
7.50%, 2/15/17 - 5/15/26	3,841,057	4,427,117
8.00%, 8/15/21 - 12/15/22	1,700,324	1,993,191
8.50%, 12/15/16 - 12/15/22	1,304,639	1,496,462
9.00%, 9/15/19 - 12/15/22	1,256,594	1,469,467
9.50%, 3/15/18 - 1/15/25	315,687	366,732
Government National Mortgage Association II:
4.50%	45,335,000d	46,900,463
5.00%	87,680,000d	93,104,937
5.50%	3,680,000d	3,961,781
4.00% ,12/20/24	5,918,262	6,124,358
4.50%, 12/20/39	4,656,441	4,828,570
5.00%, 9/20/33 - 2/19/39	15,165,079	16,194,852
5.50%, 1/20/34 - 9/20/35	27,849,441	30,125,666
6.00%, 12/20/28 - 2/20/39	14,137,660	15,567,385
6.50%, 5/20/31 - 7/20/31	1,198,749	1,349,744
7.00%, 4/20/24 - 4/20/32	6,292,572	7,367,696
7.50%, 9/20/30	89,540	105,472
9.00%, 7/20/25	70,773	85,638
9.50%, 9/20/17 - 2/20/25	67,424	79,215
		724,209,701
U.S. Treasury Notes--.8%
2.63%, 8/15/20	6,400,000	6,035,501
Total Bonds and Notes
(cost $711,256,596)		733,991,974
	Face Amount
	Covered by
Options Purchased--.0%	Contracts ($)	Value ($)
Call Options;
U.S. Treasury 5 Year Notes,

February 2011 @ $118
(cost $210,429)	37,200,000	[e]	281,905

	Principal
Short-Term Investments--34.2%	Amount ($)		Value ($)
U.S. Treasury Bills
0.14%, 2/10/11	73,000,000		72,997,737
0.14%, 2/17/11	150,000,000		149,991,300
0.15%, 3/17/11	25,000,000		24,995,725
0.17%, 6/9/11	960,000	f	959,498
Total Short-Term Investments
(cost $248,943,066)			248,944,260

Other Investment--2.0%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $14,536,000)	14,536,000	[g]	14,536,000

Total Investments (cost $974,946,091)	137.1%		997,754,139
Liabilities, Less Cash and Receivables	(37.1%)		(270,164,081)
Net Assets	100.0%		727,590,058

a	Variable rate security--interest rate subject to periodic change.
b

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2011, this security had a value of $2,184,215 or .3% of net assets.

c

The Federal Housing Finance Agency ("FHFA") placed Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

d	Purchased on a forward commitment basis.
e	Non-income producing security.
f	Held by a broker as collateral for open financial futures positions
g	Investment in affiliated money market mutual fund.

At January 31, 2011 the aggregate cost of investment securities for income tax purposes was $974,946,091.

Net unrealized appreciation on investments was $22,974,063 of which $24,500,148 related to appreciated investment securities and $1,526,085 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
U.S. Government & Agencies	100.3
Short-Term/Money Market Investments	36.2
Asset/Mortgage-Backed	.6
Options Purchased	.0
137.1
† Based on net assets.

STATEMENT OF FINANCIAL FUTURES
January 31, 2011 (Unaudited)

				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 1/31/2011($)
Financial Futures Long
U.S. Treasury 5 Year Notes	411	48,668,179	March 2011	(491,258)
U.S. Treasury 10 Year Notes	206	24,884,156	March 2011	264,357

Gross Unrealized Appreciation				264,357
Gross Unrealized Depreciation				(491,258)

STATEMENT OF OPTIONS WRITTEN
January 31, 2011 (Unaudited)

	Face Amount
	Covered by
	Contracts ($)		Value ($)
Call Options:
U.S. Treasury 5 Year Notes,
February 2011 @ $119	74,400,000	a	(348,750)
Put Options:
10-Year USD LIBOR-BBA,
February 2011 @ $5.36	18,975,000	a	(2)
(premiums received $514,767)			(348,752)

BBA--British Bankers Association
LIBOR--London Interbank Offered Rate
USD--US Dollar

a	Non-income producing security.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2011 in valuing the fund's investments:

	Level 1 - Unadjusted Quoted	Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Asset-Backed	-	546,914	-	546,914
Commercial Mortgage-Backed	-	2,184,215	-	2,184,215
Mutual Funds	14,536,000	-	-	14,536,000
Residential Mortgage-Backed	-	1,015,643	-	1,015,643
U.S. Government Agencies/Mortgage-Backed	-	724,209,701	-	724,209,701
U.S. Treasury	-	254,979,761	-	254,979,761
Other Financial Instruments:
Futures++	264,357	-	-	264,357
Options Purchased	281,905	-	-	281,905
Liabilities ($)
Other Financial Instruments:
Futures++	(491,258)	-	-	(491,258)
Options Written	(348,750)	(2)	-	(348,752)

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities (excluding short-term investments (other than U.S. Treasury Bills), financial futures, options transactions and swap transactions) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available, that are not valued by a pricing service approved by the Board of Directors, or are determined by the fund not to reflect accurately fair value, are valued at fair value as determined in good faith under the direction of the Board of Directors. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Short-term investments, excluding U.S.Treasury Bills, are carried at amortized cost, which approximates value. Registered investment companies that are not traded on an exchange are valued at their net asset value. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over-the-counter are valued at the mean between the bid and asked price. Investments in swap transactions are valued each business day by an independent pricing service approved by the Board of Directors. Swaps are valued by the service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates.

The provisions of ASC Topic 815 “Derivatives and Hedging” require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives, which are accounted for as “hedges” and those that do not qualify for hedge accounting. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of Operations, they do not qualify for such accounting. Accordingly, even though a fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for purposes of this disclosure.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. Futures contracts are valued daily at the last sales price established by the Board of Trade or exchange upon which they are traded. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Options: The fund may purchase and write (sell) put and call options to hedge against changes in interest rates, foreign currencies, or as a substitute for an investment. The fund is subject to interest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying security or securities at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. One risk of holding a put or a call option is that if the option is not sold or exercised prior to its expiration, it becomes worthless. However, this risk is limited to the premium paid by the fund.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS PREMIER GNMA FUND, INC.

-          Dreyfus GNMA Fund

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	March 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	March 25, 2011

By: /s/ James Windels
James Windels Treasurer
Date:	March 25, 2011

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)